April 4, 2008

Securities and Exchange Commission
Office of Filings and Information Services
100 F. Street, NE
Washington, D.C. 20549

Re: Strategic Funds, Inc.
-Global Stock Fund
-International Stock Fund
CIK No. 737520
1940 Act File No. 811-3940
1933 Act File No. 2-88816

Dear Sir/Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and combined Statement of Additional Information contained in Post-Effective Amendment No. 44 to the Funds’ Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on March 28, 2008.

Please address any comments or questions to the undersigned at (212) 922-6817.

Very truly yours,

/s/Yaroslava Kouskovskaya
Yaroslava Kouskovskaya